PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)
Common Stocks – 96.8% of Net Assets

	Aerospace & Defense – 1.7%
895	Boeing Co. (The)(a)	$171,392

	Air Freight & Logistics – 0.6%
562	Expeditors International of Washington, Inc.	57,976

	Automobiles – 2.4%
2,464	General Motors Co.(a)	107,775
130	Tesla, Inc.(a)	140,088

		247,863

	Banks – 3.4%
3,458	Citigroup, Inc.	184,657
3,278	Wells Fargo & Co.	158,852

		343,509

	Beverages – 5.1%
117	Boston Beer Co., Inc. (The), Class A(a)	45,451
699	Constellation Brands, Inc., Class A	160,994
4,205	Keurig Dr Pepper, Inc.	159,369
1,941	Monster Beverage Corp.(a)	155,086

		520,900

	Biotechnology – 5.0%
616	Alnylam Pharmaceuticals, Inc.(a)	100,587
483	BioMarin Pharmaceutical, Inc.(a)	37,239
720	CRISPR Therapeutics AG(a)	45,194
470	Regeneron Pharmaceuticals, Inc.(a)	328,258

		511,278

	Capital Markets – 7.5%
2,850	Charles Schwab Corp. (The)	240,284
180	FactSet Research Systems, Inc.	78,147
1,128	Intercontinental Exchange, Inc.	149,031
141	MSCI, Inc.	70,906
1,053	SEI Investments Co.	63,401
1,789	State Street Corp.	155,858

		757,627

	Consumer Finance – 6.5%
5,918	Ally Financial, Inc.	257,315
950	American Express Co.	177,650
1,708	Capital One Financial Corp.	224,243

		659,208

	Entertainment – 3.3%
548	Netflix, Inc.(a)	205,276
958	Walt Disney Co. (The)(a)	131,399

		336,675

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Equipment & Supplies – 0.5%
156	Intuitive Surgical, Inc.(a)	$47,062

	Health Care Providers & Services – 3.6%
740	HCA Healthcare, Inc.	185,459
420	Humana, Inc.	182,771

		368,230

	Health Care Technology – 1.6%
1,700	Doximity, Inc., Class A(a)	88,553
333	Veeva Systems, Inc., Class A(a)	70,749

		159,302

	Hotels, Restaurants & Leisure – 3.5%
78	Booking Holdings, Inc.(a)	183,179
895	Starbucks Corp.	81,418
1,095	Yum China Holdings, Inc.	45,487
357	Yum! Brands, Inc.	42,315

		352,399

	Industrial Conglomerates – 1.1%
1,188	General Electric Co.	108,702

	Insurance – 4.6%
3,350	American International Group, Inc.	210,279
967	Reinsurance Group of America, Inc.	105,848
635	Willis Towers Watson PLC	150,000

		466,127

	Interactive Media & Services – 8.7%
157	Alphabet, Inc., Class A(a)	436,672
42	Alphabet, Inc., Class C(a)	117,306
1,484	Meta Platforms, Inc., Class A(a)	329,982

		883,960

	Internet & Direct Marketing Retail – 3.4%
557	Alibaba Group Holding Ltd., Sponsored ADR(a)	60,602
88	Amazon.com, Inc.(a)	286,875

		347,477

	IT Services – 7.3%
491	Block, Inc.(a)	66,580
1,820	Fiserv, Inc.(a)	184,548
640	Gartner, Inc.(a)	190,374
571	PayPal Holdings, Inc.(a)	66,036
63	Shopify, Inc., Class A(a)	42,585
850	Visa, Inc., Class A	188,505

		738,628

	Life Sciences Tools & Services – 1.0%
292	Illumina, Inc.(a)	102,025

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – 1.0%
249	Deere & Co.	$103,450

	Media – 2.8%
262	Charter Communications, Inc., Class A(a)	142,926
2,970	Comcast Corp., Class A	139,056

		281,982

	Oil, Gas & Consumable Fuels – 8.1%
6,003	APA Corp.	248,104
2,418	ConocoPhillips	241,800
2,767	EOG Resources, Inc.	329,909

		819,813

	Pharmaceuticals – 1.5%
1,172	Novartis AG, Sponsored ADR	102,843
439	Novo Nordisk A/S, Sponsored ADR	48,751

		151,594

	Semiconductors & Semiconductor Equipment – 3.8%
1,044	NVIDIA Corp.	284,866
643	QUALCOMM, Inc.	98,263

		383,129

	Software – 6.5%
639	Autodesk, Inc.(a)	136,970
459	Microsoft Corp.	141,514
2,192	Oracle Corp.	181,344
463	salesforce.com, inc.(a)	98,304
442	Workday, Inc., Class A(a)	105,842

		663,974

	Textiles, Apparel & Luxury Goods – 0.6%
3,680	Under Armour, Inc., Class A(a)	62,634

	Tobacco – 1.7%
3,290	Altria Group, Inc.	171,902

	Total Common Stocks (Identified Cost $8,480,652)	9,818,818

Principal Amount
Short-Term Investments – 3.5%
$ 359,879	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $359,879 on 4/01/2022 collateralized by $294,500 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $367,159 including accrued interest(b) (Identified Cost $359,879)	359,879

Description	Value (†)
Total Investments – 100.3% (Identified Cost $8,840,531)	$10,178,697
Other assets less liabilities – (0.3)%	(30,277)

Net Assets – 100.0%	$10,148,420

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,818,818	$—	$—	$9,818,818
Short-Term Investments	—	359,879	—	359,879

Total	$9,818,818	$359,879	$—	$10,178,697

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Interactive Media & Services	8.7%
Oil, Gas & Consumable Fuels	8.1
Capital Markets	7.5
IT Services	7.3
Software	6.5
Consumer Finance	6.5
Beverages	5.1
Biotechnology	5.0
Insurance	4.6
Semiconductors & Semiconductor Equipment	3.8
Health Care Providers & Services	3.6
Hotels, Restaurants & Leisure	3.5
Internet & Direct Marketing Retail	3.4
Banks	3.4
Entertainment	3.3
Media	2.8
Automobiles	2.4
Other Investments, less than 2% each	11.3
Short-Term Investments	3.5

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%